Principal Accounting Policies (Details 6) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
NetEase Beijing
Statutory reserves
Appropriation of after tax profit to reserve fund limit registered capital percentage reached by the entity	50.00%	50.00%	50.00%
Boguan
Statutory reserves
Appropriation of after tax profit to reserve fund limit registered capital percentage reached by the entity	50.00%	50.00%	50.00%
PRC
Statutory reserves
Appropriations to general reserve fund and statutory surplus fund	244,358	161,522	150,618
PRC | General reserve fund
Statutory reserves
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required.	50.00%
PRC | General reserve fund | Equal to or more than
Statutory reserves
Required minimum percentage of annual appropriations	10.00%
PRC | Statutory surplus reserve
Statutory reserves
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required.	50.00%
PRC | Statutory surplus reserve | Equal to or more than
Statutory reserves
Required minimum percentage of annual appropriations	10.00%